FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Disclosure of financial assets at amortized cost
Financial assets at amortized cost

Current	As at December 31, 2025	As at December 31, 2024
Cash and cash equivalents	$479,777	$224,994
Restricted cash(1)	17,109	6,494
Trade and other receivables	17,482	11,445
Total	$514,368	$242,933
(1) The Company has cash in separate restricted accounts to comply with environmental matters in Cote d’Ivoire.

Current	As at December 31, 2025	As at December 31, 2024
Trade and other receivables	$17,482	$11,445
VAT receivable	56,803	24,217
Prepayments	42,808	23,771
Total current trade receivables, prepayments, and other receivables	$117,093	$59,433

Non-current	As at December 31, 2025	As at December 31, 2024
VAT receivable	28,798	4,355
Total non-current trade receivables, prepayments, and other receivables	$28,798	$4,355

Disclosure of financial liabilities at amortized cost and at fair value through profit or loss
Financial liabilities at amortized cost

	As at December 31, 2025	As at December 31, 2024
Trade and other payables	$373,193	$247,708
Deferred consideration - Kurmuk	21,250	38,267
Deferred consideration - Korali-Sud	1,000	1,000
Lease liabilities	15,462	15,763
Total	$410,905	$302,738

Financial liabilities at fair value through profit or loss

	As at December 31, 2025	As at December 31, 2024
Borrowings	$154,312	$96,356
Contingent consideration - Sadiola	35,291	31,698
Contingent consideration - Agbaou	17,482	20,013
Total	$207,085	$148,067
As at December 31, 2025, the Company's financial assets and liabilities measured at fair value on a recurring basis using the fair value hierarchy were as follows:

		Fair value
	Carrying amount	Level 1	Level 2	Level 3
Financial assets:
Restricted cash	17,109	17,109	—	—
Derivative financial asset	26,703	—	26,703	—
Total financial assets	43,812	17,109	26,703	—
Financial liabilities
Derivative financial liability	167,260	—	167,260	—
Deferred consideration - Kurmuk (Note 29)	21,250	—	—	21,250
Deferred consideration - Korali-Sud (Note 29)	1,000	—	—	1,000
Borrowings (Note 23)	154,312	154,312	—	—
Contingent consideration - Sadiola (Note 29)	35,291	—	—	35,291
Contingent consideration - Agbaou (Note 29)	17,482	—	—	17,482
Total financial liabilities	396,595	154,312	167,260	75,023

As at December 31, 2024, the Company's financial assets and liabilities measured at fair value on a recurring basis using the fair value hierarchy were as follows:

		Fair value
	Carrying amount	Level 1	Level 2	Level 3
Financial assets:
Restricted cash	6,494	6,494	—	—
Total financial assets	6,494	6,494	—	—
Financial liabilities
Derivative financial liability	13,052	—	13,052	—
Deferred consideration - Kurmuk (Note 29)	38,267	—	—	38,267
Deferred consideration - Korali-Sud (Note 29)	1,000	—	—	1,000
Borrowings (Note 23)	96,356	96,356	—	—
Contingent consideration - Sadiola (Note 29)	31,698	—	—	31,698
Contingent consideration - Agbaou (Note 29)	20,013	—	—	20,013
Total financial liabilities	200,386	96,356	13,052	90,978